Stock Option Plan - Summary of Unvested Restricted Stock Units Roll Forward (Detail) - Restricted Stock Units (RSUs) [Member] - Two Thousand And Seventeen Equity Incentive Plan [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance	0
Number of shares, granted	17,935,680
Number of shares, forfeited	(1,522,588)
Number of shares, ending balance	16,413,092
Weighted- Average Grant Date Fair Value, granted | $ / shares	$ 8.70
Weighted- Average Grant Date Fair Value, forfeited | $ / shares	8.38
Weighted- Average Grant Date Fair Value, ending balance | $ / shares	$ 8.47